8. Financial Risk Management: Liquidity risk (Policies)	12 Months Ended
Jun. 30, 2020
Policies
Liquidity risk

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due.  Liquidity requirements are managed based on expected cash flows to maintain sufficient capital to meet short term obligations. As at 30 June 2020, the Company had a current assets of $92,306 which is not sufficient to settle current liabilities of $641,488. The Company's management continues to work on obtaining financing to meet these obligations and also on reaching alternative arrangements with relevant parties.